Stockholders' Equity (Details Narrative) - USD ($)						1 Months Ended	5 Months Ended	6 Months Ended
	Feb. 16, 2017	Jan. 11, 2017	Jan. 10, 2017	Jul. 23, 2016	Jul. 21, 2016	Feb. 28, 2017	Dec. 31, 2016	Jun. 30, 2017
Common stock, shares authorized							100,000,000	100,000,000
Common stock, par value								$ 0.0001
Preferred stock, shares authorized							20,000,000	20,000,000
Preferred stock, par value							$ 0.0001	$ 0.0001
Issuance of common stock for service, value							$ (2,000)
Additional paid in capital							$ 312	$ 99,473
Common stock, shares outstanding							20,000,000	19,403,367
Common stock, shares issued							20,000,000	19,403,367
Discount on common stock								$ 500
Proceeds from issuance of common stock								98,541
Subscription receivable								(60)
Subscription deposits received in advance								$ 475
Common stock shares issuable								475,360
Preferred stock, shares issued								1,000
Preferred stock, shares outstanding								1,000
Series A Preferred Stock [Member]
Preferred stock voting rights description								right to vote 51% of the Company’s voting shares
Preferred stock, shares issued								1,000
Preferred stock, shares outstanding								1,000
Two Directors and Officers [Member]
Common stock, par value				$ 0.0001
Preferred stock, par value					$ 0.0001
Number of shares issued for services				20,000,000	20,000,000
Issuance of common stock for service, value				$ 2,000	$ 2,000
Number of common shares redeemed			19,500,000
Common stock, shares outstanding			20,000,000
Common stock, shares issued		5,000,000
Family Member of President [Member]
Number of common stock issued	1,000,000
Proceeds from issuance of common stock	$ 1,000
Officer and Director [Member]
Number of common shares redeemed			19,500,000
Number of common stock issued	5,000,000		5,000,000			400
Proceeds from issuance of common stock	$ 5,000
Stock issued price per share						$ 0.0001
Proceeds from sale of stock price per share						$ 0.04
Officer and Director [Member] | Series A Preferred Stock [Member]
Number of common stock issued						400
Stock issued price per share						$ 0.0001
Investors One [Member]
Number of common stock sold								13,843,367
Proceeds from sale of stock								$ 98,542
Investors [Member]
Common stock, shares issued								60,000
Stock issued price per share								$ 0.0001
Subscription receivable								$ 60
President [Member]
Number of common stock issued		5,000,000				600
Stock issued price per share						$ 0.0001
Proceeds from sale of stock price per share						$ 0.06
Value of common stock issued		$ 500
President [Member] | Series A Preferred Stock [Member]
Number of common stock issued						600
Stock issued price per share						$ 0.0001